Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
ETFB Green SRI REITs E
Account Value [Line Items]
Line Graph and Table Measure Name	ETFB Green SRI REITs ETF NAV
Account Value	$ 8,768	$ 6,876	$ 7,241
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,693	$ 9,197	$ 8,350